Consolidated Statements of Net Earnings (Loss) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018
Net sales	$ 1,199,581	$ 1,162,894
Costs and expenses:
Cost of products sold	1,160,085	1,081,891
Selling, general, and administrative expense	72,549	70,185
Other operating income, net	(6,631)	(3,671)
Plant restructuring charge (credit)	11,657	(342)
Total costs and expenses	1,237,660	1,148,063
Operating (loss) income	(38,079)	14,831
Earnings from equity investment		(21)
Other income	(4,257)	(6,700)
Interest expense, net of interest income of $28 and $9, respectively	15,437	12,818
(Loss) Earnings From Continuing Operations Before Income Taxes	(49,259)	8,734
Income Taxes Benefit From Continuing Operations	(12,776)	(1,315)
(Loss) Earnings From Continuing Operations	(36,483)	10,049
Earnings (Loss) From Discontinued Operations (net of income taxes)	42,230	(18,529)
Net Earnings (loss)	$ 5,747	$ (8,480)
Basic
Basic (loss) earnings from continuing operations per common share (in dollars per share)	$ (3.77)	$ 1.02
Discontinued Operations (in dollars per share)	4.36	(1.89)
Net Basic Earnings (Loss) per Common Share (in dollars per share)	0.59	(0.87)
Diluted
Continuing Operations (in dollars per share)	(3.77)	1.02
Discontinued Operations (in dollars per share)	4.33	(1.89)
Net Diluted Earnings (Loss) per Common Share (in dollars per share)	$ 0.59	$ (0.87)